Property and equipment	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment

Note 4. Property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	March 31, 2016	March 31, 2015
Research and development equipment	3 – 10 years	$192,672	$66,095
Computer equipment	5 years	14,983	4,367
Furniture and fixtures	5 – 10 years	3,725	725
Leasehold improvements	*	3,240	—
		214,620	71,187
Less: Accumulated depreciation		(31,710)	(5,675)
Total		$182,910	$65,512

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.

The Company recorded depreciation expense of $26,035 and $5,675 for the year ended March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, respectively.